ASSETS HELD FOR SALE - Summary of Major Items of Assets and Liabilities Classified as Held for Sale (Details) - USD ($) $ in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 396	$ 298	$ 355	$ 406	$ 406	$ 304
Restricted cash	201		154
Trade receivables and other current assets	838		623
Property, plant and equipment	34,248		36,097
Other long-term assets	121		109
Total Assets	38,805		39,473
Liabilities
Current liabilities	9,828		9,839
Long-term debt	927		775
Other long-term liabilities	524		$ 531
Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	16
Restricted cash	8
Trade receivables and other current assets	13
Property, plant and equipment	759
Other long-term assets	2
Total Assets	798
Liabilities
Current liabilities	9
Long-term debt	361
Other long-term liabilities	31
Total liabilities	$ 401